UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21371
                                                     ---------

                              Phoenix Adviser Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                 John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Secretary
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
        Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: February 28, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                               FEBRUARY 28, 2006


ANNUAL REPORT


Phoenix Focused Value Fund
Formerly Janus Adviser: Focused Value Fund

Phoenix Foreign Opportunities Fund
Formerly Janus Adviser: International Equity Fund



                                                               [GRAPHIC OMITTED]

                                                              Get Fund documents
                                                              by e-mail instead.

                                                           Eligible shareholders
                                                      may sign up for e-delivery
                                                             at PhoenixFunds.com







TRUST NAME: PHOENIX ADVISER TRUST

[LOGO OMITTED]
PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------






This report is not authorized for distribution to prospective investors in the Phoenix Adviser Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]
      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended February 28, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.
      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.
      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--seven Phoenix affiliates and nine outside subadvisers chosen for their complementary investment capabilities.
      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.
      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.
      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,
/s/Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MARCH 2006

TABLE OF CONTENTS

Glossary...................................................................   3
Phoenix Focused Value Fund.................................................   4
Phoenix Foreign Opportunities Fund.........................................  13
Notes to Financial Statements..............................................  23
Report of Independent Registered Public Accounting Firm....................  29
Board of Trustees' Consideration of Investment Advisory and
   Subadvisory Agreements.................................................   30
Results of Shareholder Meeting.............................................  33
Fund Management Tables.....................................................  34




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

MSCI EAFE(R) INDEX (NET)
A free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

S&P 500(R) INDEX
A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.






INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX FOCUSED VALUE FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, ED WALCZAK

Q: HOW DID THE PHOENIX FOCUSED VALUE FUND PERFORM FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 2006?

A: For the fiscal year ended February 28, 2006, the Fund's Class A shares returned 1.65% and Class C shares returned 0.86%. For the same period, the S&P 500(R) Index, which is a broad based equity index, returned 8.40%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Deep value investing, which is not our style of investing, did well over the year precisely because this style can buy oil, commodities and cyclical stocks. Generally speaking, the earnings of value priced stocks (as conventionally defined) are closely tied to the economic cycle. Some macro economic observers have argued that all higher risk assets around the world, from emerging market debt to U.S. oil refiners, have benefited from the ample supply of liquidity freed up by former Federal Reserve Chairman Alan Greenspan since the tech bubble burst in 2000. This auspicious environment for higher risk assets has been detrimental to our more conservative investment style, which emphasizes high quality, high return on equity businesses. However, if this trend of more cyclical, lower quality businesses doing well is nearing its end because these groups may be enjoying peak or even inflated earnings, it could be beneficial for our future relative performance.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Stock valuations remained compressed within the U.S. market for the last 18 to 24 months, and we were unable to find many obvious mispriced stocks for the portfolio. Our strict adherence to our investment process prevents us from owning energy, technology and other cyclical businesses. The portfolio continues to hold a significant cash position because it is difficult for us to be fully invested at this time. This has caused us to lag the market.

      A good deal of the Fund's underperformance was attributable to the strong performance of energy and commodity companies. Our investment approach typically prevents us from owning these companies due to their mediocre returns on capital and the potential unsustainability of higher levels of profitability.

      Our stock picking also contributed to underperformance. Fannie Mae was our worst performer, as the pending restatement of its historical results and potential legislative factors displaced any confidence in the underlying economics of its business. Our radio stocks, Entercom and Saga, also hurt the portfolio, as advertising growth proved less robust than expected. Fifth Third Bankcorp, a financial stock, was negatively impacted by the flattening yield curve, largely because of its poor management of its balance sheet. In the consumer group, Liz Claiborne, Harley-Davidson and Signet all suffered declines because of fears of the impact of rising oil prices on discretionary consumer spending. Our single largest position in Berkshire Hathaway did not help either. Not all of our stock picking was disappointing, however, as Chubb, HCA, Tiffany, Nestle and State Street Bank all enjoyed excellent returns.

                                                                      MARCH 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Focused Value Fund

TOTAL RETURNS(1)                                          PERIODS ENDING 2/28/06

                                                              INCEPTION   INCEPTION
                                 1 YEAR   5 YEARS  10 YEARS   TO 2/28/06     DATE
                                 ------   -------  --------   ----------  ---------
   Class A Shares at NAV(2)       1.65%    7.16%    10.93%        --          --
   Class A Shares at POP(3)      (4.20)    5.90     10.27         --          --

   Class C Shares at NAV(2)       0.86      --       --         10.32%     10/9/02
   Class C Shares with CDSC(4)    0.86      --       --         10.32      10/9/02

   S&P 500(R) Index               8.40     2.36      8.96      Note 5       Note 5


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 17.99% FOR CLASS C (SINCE 10/9/02).

GROWTH OF $10,000                                            PERIODS ENDING 2/28
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 2/28/96 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share class will be greater or less than that shown based on difference in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.


[CHART OMITTED-EDGAR REPRESENTATION OF DATA FOLLOWS]

            Phoenix Focused Value Fund Class A   S&P 500 Index
02/29/1996              $ 9,425                      $10,000
02/28/1997               11,418                       12,638
02/27/1998               15,378                       17,065
02/26/1999               15,496                       20,456
02/29/2000               12,083                       22,883
02/28/2001               18,814                       20,989
02/28/2002               20,979                       18,989
02/28/2003               18,476                       14,682
02/27/2004               25,531                       20,342
02/28/2005               26,155                       21,757
02/28/2006               26,586                       23,586

For information regarding the index, see the glossary on page 3.

Phoenix Focused Value Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Focused Value Fund, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
                              Beginning            Ending          Expenses Paid
Focused Value Fund          Account Value       Account Value          During
    Class A                August 31, 2005    February 28, 2006       Period*
------------------         ---------------    -----------------    -------------
Actual                        $1,000.00           $1,035.70            $5.80
Hypothetical (5% return
  before expenses)             1,000.00            1,019.02             5.77

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED FEBRUARY 28, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 1.65%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT FEBRUARY 28, 2006 OF $1,016.50.

                              Beginning            Ending          Expenses Paid
Focused Value Fund          Account Value       Account Value          During
    Class C                August 31, 2005    February 28, 2006       Period*
------------------         ---------------    -----------------    -------------
Actual                        $1,000.00           $1,032.30            $9.57
Hypothetical (5% return
  before expenses)             1,000.00            1,015.26             9.54

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED FEBRUARY 28, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 0.86%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT FEBRUARY 28, 2006 OF $1,008.60.

YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL
 STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.
                                                                               7

Phoenix Focused Value Fund


Ten Largest Holdings at February 28, 2006 (as a percentage of net assets)(e)

          1. Berkshire Hathaway, Inc. Class A    14.9%
          2. Freddie Mac                          8.1%
          3. American International Group, Inc.   4.2%
          4. Wells Fargo & Co.                    3.9%
          5. Fannie Mae                           3.8%
          6. Nestle S.A. Sponsored ADR            3.5%
          7. Diageo plc Sponsored ADR             3.1%
          8. Fifth Third Bancorp                  3.0%
          9. Johnson & Johnson                    2.8%
         10. Wal-Mart Stores, Inc.                2.7%


SECTOR WEIGHTINGS                                                        2/28/06

As a percentage of total investments

[CHART OMITTED-EDGAR REPRESENTATION OF DATA FOLLOWS]

         Financials                44%
         Consumer Staples          16
         Consumer Discretionary    13
         Health Care                6
         Other                     21


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2006


                                                   SHARES          VALUE
                                                 ----------     -----------
DOMESTIC COMMON STOCKS--68.1%

APPAREL RETAIL--2.0%
TJX Cos., Inc. (The) ............................  48,100        $1,177,969

APPAREL, ACCESSORIES & LUXURY GOODS--2.2%
Liz Claiborne, Inc. .............................  36,700         1,322,301

BROADCASTING & CABLE TV--3.0%
Entercom Communications Corp.(b) ................  35,100           988,767
Saga Communications, Inc. Class A(b) ............  84,075           796,190
                                                                 ----------
                                                                  1,784,957
                                                                 ----------
CASINOS & GAMING--0.5%
International Game Technology ...................   8,900           318,353

CONSUMER FINANCE--1.0%
American Express Co. ............................  11,700           630,396

DIVERSIFIED BANKS--4.9%
Bank of America Corp. ...........................  13,900           637,315
Wells Fargo & Co. ...............................  36,300         2,330,460
                                                                 ----------
                                                                  2,967,775
                                                                 ----------

                                                   SHARES          VALUE
                                                 ----------     -----------
HEALTH CARE FACILITIES--2.4%
HCA, Inc.. ......................................  12,600        $  603,540
Health Management Associates, Inc.
  Class A .......................................  40,700           866,503
                                                                 ----------
                                                                  1,470,043
                                                                 ----------
HOMEFURNISHING RETAIL--2.2%
Mohawk Industries, Inc.(b) ......................  15,130         1,308,896

HYPERMARKETS & SUPER CENTERS--2.7%
Wal-Mart Stores, Inc. ...........................  36,100         1,637,496

MULTI-LINE INSURANCE--4.2%
American International Group, Inc. ..............  37,800         2,508,408

PACKAGED FOODS & MEATS--1.7%
General Mills, Inc. ............................   20,700         1,019,475

PHARMACEUTICALS--3.4%
Johnson & Johnson ...............................  29,100         1,677,615
Pfizer, Inc. ....................................  13,000           340,470
                                                                 ----------
                                                                  2,018,085
                                                                 ----------

8                See Notes to Financial Statements

Phoenix Focused Value Fund

                                                   SHARES          VALUE
                                                 ----------     -----------
PROPERTY & CASUALTY INSURANCE--16.6%
Berkshire Hathaway, Inc. Class A(b) .............     103       $ 8,940,400
Cincinnati Financial Corp. ......................  17,092           758,201
Markel Corp.(b) .................................     570           187,274
Old Republic International Corp. ................   3,296            70,172
                                                                -----------
                                                                  9,956,047
                                                                -----------
PUBLISHING & PRINTING--1.3%
Gannett Co., Inc. ...............................  12,500           777,000

REGIONAL BANKS--3.0%
Fifth Third Bancorp .............................  46,300         1,789,495

SOFT DRINKS--1.1%
Coca-Cola Co. (The) .............................  15,700           658,929

THRIFTS & MORTGAGE FINANCE--14.6%
Fannie Mae ......................................  42,174         2,306,075
Freddie Mac .....................................  72,300         4,872,297
Golden West Financial Corp. .....................  22,600         1,605,278
                                                                -----------
                                                                  8,783,650
                                                                -----------
TOBACCO--1.3%
Altria Group, Inc. ..............................  10,600           762,140
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $36,935,023)                                    40,891,415
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--11.3%

DISTILLERS & VINTNERS--3.1%
Diageo plc Sponsored ADR (United Kingdom) .......  29,700         1,832,490

PACKAGED FOODS & MEATS--6.1%
Cadbury Schweppes plc Sponsored ADR
(United Kingdom) ................................  39,400         1,612,248

Nestle S.A. Sponsored ADR (Switzerland) .........  28,200         2,073,371
                                                                -----------
                                                                  3,685,619
                                                                -----------

                                                   SHARES          VALUE
                                                 ----------     -----------
SPECIALTY STORES--2.1%
Signet Group plc Sponsored ADR
(United Kingdom) ................................  69,700        $1,264,358
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST ($6,343,185)                                     6,782,467
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--79.4%
(IDENTIFIED COST $43,278,208)                                    47,673,882
---------------------------------------------------------------------------

                                                 PAR VALUE
                                                   (000)
                                                 ---------
SHORT-TERM INVESTMENTS(d)--21.0%

U.S. TREASURY BILLS--5.0%
U.S. Treasury Bill 4.502%, 8/17/06 ..............  $3,033         2,969,286

COMMERCIAL PAPER--16.0%
Cargill, Inc. 4.50%, 3/1/06 .....................   1,270         1,270,000
Atlantic Industries, Inc. 4.46%, 3/2/06 .........   1,940         1,939,760
CAFCO LLC 4.50%, 3/7/06 .........................     475           474,644
Sysco Corp. 4.48%, 3/7/06 .......................     810           809,395
Danske Corp. 4.50%, 3/8/06 ......................   1,275         1,273,884
BellSouth Corp. 4.48%, 3/10/06 ..................   1,955         1,952,810
Clipper Receivables Co. LLC 4.51%, 3/23/06 ......   1,895         1,889,777
                                                                -----------
                                                                  9,610,270
                                                                -----------
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,579,532)                                    12,579,556
---------------------------------------------------------------------------
TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $55,857,740)                                    60,253,438(a)
Other assets and liabilities, net--(0.4)%                          (264,329)
                                                                -----------
NET ASSETS--100.0%                                              $59,989,109
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,778,649 and gross depreciation of $1,485,321 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $55,960,110.
(b)  Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d)  The rate shown is the discount rate.
(e)  Table excludes short-term investments.

                       See Notes to Financial Statements                      9

Phoenix Focused Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2006


ASSETS
Investment securities at value
   (Identified cost $55,857,740)                        $60,253,438
Cash                                                          2,971
Receivables
   Dividends                                                 42,614
   Fund shares sold                                          22,193
Prepaid expenses                                             16,285
                                                        -----------
   Total assets                                         $60,337,501
                                                        -----------
LIABILITIES
Payables
   Investment securities purchased                          169,420
   Fund shares repurchased                                   84,206
   Investment advisory fee                                   25,539
   Professional fee                                          22,832
   Transfer agent fee                                        17,238
   Distribution and service fees                             13,725
   Financial agent fee                                        6,304
   Trustees' fee                                                 84
   Other accrued expenses                                     9,044
                                                        -----------
   Total liabilities                                        348,392
                                                        -----------
NET ASSETS                                              $59,989,109
                                                        ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest        $54,774,209
Accumulated net realized gain                               819,202
Net unrealized appreciation                               4,395,698
                                                        -----------
NET ASSETS                                              $59,989,109
                                                        ===========
CLASS A
Shares of beneficial interest outstanding,
   $0.001 par value, unlimited authorization
   (Net Assets $56,306,782)                               2,967,788
Net asset value per share                                    $18.97
Offering price per share $18.97/(1-5.75%)                    $20.13

CLASS C
Shares of beneficial interest outstanding,
   $0.001 par value, unlimited authorization
   (Net Assets $3,682,327)                                  199,811
Net asset value and offering price per share                 $18.43



                             STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 2006

INVESTMENT INCOME
Dividends                                            $  883,682
Interest                                                371,504
Foreign taxes withheld                                   (9,587)
                                                     ----------
     Total investment income                          1,245,599
                                                     ----------
EXPENSES
Investment advisory fee                                 561,573
Service fees, Class A                                   109,081
Distribution and service fees, Class C                   36,658
Distribution and service fees, Investor Class            49,613
Distribution and service fees, Class I                    2,852
Financial agent fee                                      47,329
Administration fee                                       29,992
Transfer agent                                           97,144
Trustees                                                 54,175
Printing                                                 50,830
Professional                                             40,803
Custodian                                                23,472
Registration                                             18,886
Miscellaneous                                            10,843
                                                     ----------
     Total expenses                                   1,133,251
Less expenses reimbursed by investment adviser         (297,098)
Custodian fees paid indirectly                             (722)
                                                     ----------
     Net expenses                                       835,431
                                                     ----------
NET INVESTMENT INCOME (LOSS)                            410,168
                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments               3,642,690
Net change in unrealized appreciation
   (depreciation) on investments                     (3,474,699)
                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS                          167,991
                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $  578,159
                                                     ==========

10                       See Notes to Financial Statements

Phoenix Focused Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2006  FEBRUARY 28, 2005
                                                                          -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                                                $    410,168     $     61,654
   Net realized gain (loss)                                                       3,642,690        6,273,086
   Net change in unrealized appreciation (depreciation)                          (3,474,699)      (4,344,567)
   Payment by affiliate (See Note 3)                                                     --              585
                                                                               ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      578,159        1,990,758
                                                                               ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (344,668)              --
   Net investment income, Class C                                                    (3,861)              --
   Net investment income, Investor Class                                           (117,053)              --
   Net investment income, Class I                                                    (6,240)              --
   Net realized short-term gains, Class A                                          (299,802)              --
   Net realized short-term gains, Class C                                           (20,711)              --
   Net realized long-term gains, Class A                                         (2,611,498)        (544,740)
   Net realized long-term gains, Class C                                           (338,851)        (279,447)
   Net realized long-term gains, Investor Class                                  (3,003,384)      (7,871,175)
   Net realized long-term gains, Class I                                           (181,221)        (539,295)
                                                                               ------------     ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (6,927,289)      (9,234,657)
                                                                               ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (153,804 and 101,198 shares, respectively)       2,953,908        2,192,726
   Net asset value of shares issued from reinvestment of
     distributions (167,817 and 24,980 shares, respectively)                      3,161,352          520,067
   Proceeds from shares issued in connection with reclassification from
     Investor Class Shares (2,994,554 and 0 shares, respectively) (See
     Note 9)                                                                     59,058,124               --
   Proceeds from shares issued in connection with reclassification from
     Class I Shares (180,929 and 0 shares, respectively) (See Note 9)             3,568,308               --
   Cost of shares repurchased (776,140 and 44,413 shares, respectively)         (15,023,305)        (941,410)
                                                                               ------------     ------------
Total                                                                            53,718,387        1,771,383
                                                                               ------------     ------------
CLASS C
   Proceeds from sales of shares (32,657 and 80,521 shares, respectively)           624,826        1,653,395
   Net asset value of shares issued from reinvestment of
      distributions (19,183 and 13,098 shares, respectively)                        357,909          267,204
   Cost of shares repurchased (25,821 and 1,601 shares, respectively)              (486,444)         (32,119)
                                                                               ------------     ------------
Total                                                                               496,291        1,888,480
                                                                               ------------     ------------
INVESTOR CLASS
   Proceeds from sales of shares (104,213 and 855,396 shares, respectively)       2,119,477       18,185,566
   Net asset value of shares issued from reinvestment of
      distributions (156,298 and 371,642 shares, respectively)                    3,050,945        7,716,353
   Cost of shares repurchased (680,869 and 893,222 shares, respectively)        (13,656,695)     (18,910,696)
   Value of shares liquidated in connection with reclassification to Class A
      Shares (3,005,502 and 0 shares, respectively) (See Note 9)                (59,058,124)              --
                                                                               ------------     ------------
Total                                                                           (67,544,397)       6,991,223
                                                                               ------------     ------------
CLASS I
   Proceeds from sales of shares (1,207 and 4,089 shares, respectively)              24,188           88,692
   Net asset value of shares issued from reinvestment of distributions
     (9,048 and 23,197 shares, respectively)                                        176,169          480,968
   Cost of shares repurchased (19,186 and 93,596 shares, respectively)             (382,874)      (1,989,941)
   Value of shares liquidated in connection with reclassification to
     Class A Shares (182,057 and 0 shares, respectively) (See Note 9)            (3,568,308)              --
                                                                               ------------     ------------
Total                                                                            (3,750,825)      (1,420,281)
                                                                               ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (17,080,544)       9,230,805
                                                                               ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                        (23,429,674)       1,986,906
NET ASSETS
   Beginning of period                                                           83,418,783       81,431,877
                                                                               ------------     ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $0 AND $61,654, RESPECTIVELY]                                         $ 59,989,109     $ 83,418,783
                                                                               ============     ============

                        See Notes to Financial Statements                     11

Phoenix Focused Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                               ------------------------------------------------------------------------
                                                                           FOR THE PERIOD
                                               YEAR ENDED FEBRUARY 28,   JANUARY 1, 2004 TO   YEAR ENDED DECEMBER 31,
                                               -----------------------      FEBRUARY 29,     --------------------------
                                                2006         2005              2004           2003      2002      2001
Net asset value, beginning of period           $20.74       $22.69            $21.82         $18.64    $19.86    $19.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.12(6)      0.03                --(2)        0.03     (0.09)    (0.12)
   Net realized and unrealized gain (loss)       0.19         0.48              0.87           4.47     (0.33)     0.71
                                               ------       ------            ------         ------    ------    ------
     TOTAL FROM INVESTMENT OPERATIONS            0.31         0.51              0.87           4.50     (0.42)     0.59
                                               ------       ------            ------         ------    ------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.15)          --                --             --        --     (0.02)
   Distributions from net realized gains        (1.93)      (2.46)                --          (1.32)    (0.80)       --
                                               ------       ------            ------         ------   -------    ------
     TOTAL DISTRIBUTIONS                        (2.08)      (2.46)                --          (1.32)    (0.80)    (0.02)
                                               ------       ------            ------         ------    ------    ------
   Payment by affiliate(7)                         --           --(2)             --             --        --        --
                                               ------       ------            ------         ------    ------    ------
Change in net asset value                       (1.77)       (1.95)             0.87           3.18     (1.22)     0.57
                                               ------       ------            ------         ------    ------    ------
NET ASSET VALUE, END OF PERIOD                 $18.97       $20.74            $22.69         $21.82    $18.64    $19.86
                                               ======       ======            ======         ======    ======    ======
Total return(1)                                  1.65%        2.45%             3.99 %(5)     24.54 %   (2.20)%    3.06 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $56,307       $5,120            $3,746         $3,752  $112,302   $86,157
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.15%        1.15%             1.15 %(4)      2.11 %    1.72 %    1.75 %(3)
   Gross operating expenses                      1.50%        1.85%             1.96 %(4)      2.11 %    1.74 %    1.75 %(3)
   Net investment income (loss)                  0.61%        0.18%            (0.33)%(4)     (0.88)%   (0.63)%   (0.43)%
Portfolio turnover                                 34%          40%               55 %(4)        21 %      76 %      66 %

                                                                               CLASS C
                                              -------------------------------------------------------------------------
                                                                          FOR THE PERIOD                 FROM INCEPTION
                                              YEAR ENDED FEBRUARY 28,    JANUARY 1, 2004    YEAR ENDED   OCTOBER 9, TO
                                              -----------------------     TO FEBRUARY 29,  DECEMBER 31,   DECEMBER 31,
                                                2006         2005             2004           2003             2002
Net asset value, beginning of period           $20.23       $22.35           $21.52          $18.60           $17.49
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.01)(6)    (0.04)              --(2)        (0.07)           (0.06)
   Net realized and unrealized gain (loss)       0.16         0.38             0.83            4.31             1.97
                                               ------       ------           ------          ------           ------
     TOTAL FROM INVESTMENT OPERATIONS            0.15         0.34             0.83            4.24             1.91
                                               ------       ------           ------          ------           ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.02)          --               --              --               --
   Distributions from net realized gains        (1.93)       (2.46)              --           (1.32)           (0.80)
                                               ------       ------           ------          ------           ------
     TOTAL DISTRIBUTIONS                        (1.95)       (2.46)              --           (1.32)           (0.80)
                                               ------      ------           ------          ------            -----
  Payment by affiliate(7)                          --           --(2)            --              --               --
                                               ------       ------           ------          ------           ------
Change in net asset value                       (1.80)       (2.12)            0.83            2.92             1.11
                                               ------       ------           ------          ------           ------
NET ASSET VALUE, END OF PERIOD                 $18.43       $20.23           $22.35          $21.52           $18.60
                                               ======       ======           ======          ======           ======
Total return(1)                                  0.86 %       1.68 %           3.86 %(5)      23.18 %          10.82 %(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $3,682       $3,516           $1,827          $1,344             $355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.90 %       1.90 %           1.90 %(4)       3.16 %           2.72 %(4)
   Gross operating expenses                      2.34 %       2.59 %           2.72 %(4)       3.16 %           2.74 %(4)
   Net investment income (loss)                 (0.07)%      (0.57)%          (1.05)%(4)      (1.81)%          (1.63)%(4)
Portfolio turnover                                 34 %         40 %             55 %(4)         21 %             76 %(4)

(1)  Sales charges are not reflected in total return calculation.
(2)  Amount isless than $0.01.
(3) Expense ratio increased by 0.29% as a result of a change in accounting principle related to the recording of redemption fees.
(4)  Annualized.
(5)  Not Annualized.
(6)  Computed using average shares outstanding.
(7)  Payment by affiliate. See Note 3 in the Notes to Financial Statements.

12                       See Notes to Financial Statements

PHOENIX FOREIGN OPPORTUNITIES FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, RAJIV JAIN


Q: HOW DID THE PHOENIX FOREIGN OPPORTUNITIES FUND PERFORM FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 2006?

A: For the fiscal year ended February 28, 2006, the Fund's Class A shares returned 21.82% and Class C shares returned 20.96%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.40% and the MSCI EAFE(R) Index (Net), which is the Fund's style-specific index appropriate for comparison returned 17.41%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The 2005 calendar year was another strong year for international equities, extending the run to three consecutive years. To keep things in perspective, if you invested $10,000 in the international equity index, the MSCI EAFE(R), in January 2003, it was worth $18,920 at the end of 2005, compared to $14,965 if it were invested in the U.S. equity index, the S&P 500, for the same period.

      Non-U.S. markets continued their rally and made good gains toward the end of the Fund's fiscal year. Emerging markets outpaced developed markets for the period. Our international portfolio participated in the up market thanks to our large emerging market exposure. For the year, the Fund outpaced the strong returns of the benchmark index.

      Attractive fundamentals and valuations remain long-term positives for non-U.S. stocks and emerging markets in particular, despite short-term risks from U.S. inflation and interest rate concerns.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: We continue an overweight allocation to emerging markets, as strong fundamentals, attractive valuations and solid growth prospects are likely to support continued investor interest in the asset class. This positioning helped us to achieve better than index returns despite our lack of exposure to the three best performing sectors in the MSCI EAFE Index (Net)--energy, industrials and materials.
                                                                      MARCH 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Foreign Opportunities Fund


TOTAL RETURNS(1)                                          PERIODS ENDING 2/28/06

                                                           INCEPTION  INCEPTION
                                1 YEAR  5 YEARS  10 YEARS  TO 2/28/06    DATE
                               ------   -------  --------  ---------- ---------
   CLASS A SHARES AT NAV (2)    21.82%    8.84%   8.86%          --         --
   CLASS A SHARES AT POP (3)    14.81     7.56    8.22           --         --

   CLASS C SHARES AT NAV (2)    20.96       --      --        26.22%  10/10/03
   CLASS C SHARES WITH CDSC (4) 20.96       --      --        26.22   10/10/03

   S&P 500(R) INDEX              8.40     2.36    8.96       NOTE 5     NOTE 5

   MSCI EAFE(R) INDEX (NET)     17.41     7.43    6.37       NOTE 6     NOTE 6


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

(1) TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
(3) "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.
(5) INDEX PERFORMANCE IS 12.20% FOR CLASS C (SINCE 10/10/03).
(6) INDEX PERFORMANCE IS 21.45% FOR CLASS C (SINCE 10/10/03).



GROWTH OF $10,000                                            PERIODS ENDING 2/28


This Growth of $10,000 chart assumes an initial investment of $10,000 made on 2/28/96 in Class A shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The performance of the other share class will be greater or less than that shown based on difference in inception dates, fees and sales charges. Performance assumes dividends and capital gains are reinvested.


[CHART OMITTED-EDGAR REPRESENTATION OF DATA FOLLOWS]

                PHOENIX FOREIGN
            OPPORTUNITIES FUND CLASS A  MSCI EAFE INDEX (NET)  S&P 500 INDEX
02/29/1996          $ 9,425                  $10,000             $10,000
02/28/1997           10,881                   10,324              12,638
02/27/1998           12,812                   11,922              17,065
02/26/1999           13,266                   12,512              20,456
02/29/2000           19,709                   15,696              22,883
02/28/2001           14,424                   12,952              20,989
02/28/2002           10,763                   10,494              18,989
02/28/2003            9,863                    8,661              14,682
02/27/2004           14,338                   13,302              20,342
02/28/2005           18,085                   15,788              21,757
02/28/2006           22,030                   18,537              23,586

FOR INFORMATION REGARDING THE INDEXES, SEE THE GLOSSARY ON PAGE 3.

Phoenix Foreign Opportunities Fund


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Foreign Opportunities Fund, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
                                BEGINNING           ENDING        EXPENSES PAID
FOREIGN OPPORTUNITIES FUND    ACCOUNT VALUE     ACCOUNT VALUE        DURING
          CLASS A            AUGUST 31, 2005  FEBRUARY 28, 2006      PERIOD*
--------------------------   ---------------  -----------------  --------------
Actual                         $1,000.00          $1,175.70          $6.74
Hypothetical (5% return
   before expenses)             1,000.00           1,018.52           6.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED FEBRUARY 28, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 21.82%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT FEBRUARY 28, 2006 OF $1,218.20.

                                BEGINNING           ENDING        EXPENSES PAID
FOREIGN OPPORTUNITIES FUND    ACCOUNT VALUE     ACCOUNT VALUE        DURING
          CLASS C            AUGUST 31, 2005  FEBRUARY 28, 2006      PERIOD*
--------------------------   ---------------  -----------------  --------------
Actual                         $1,000.00          $1,171.20         $10.78
Hypothetical (5% return
   before expenses)             1,000.00           1,014.74          10.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED FEBRUARY 28, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 20.96%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT FEBRUARY 28, 2006 OF $1,209.60.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Foreign Opportunities Fund


  TEN LARGEST HOLDINGS AT FEBRUARY 28, 2006 (as a percentage of net assets)(e)
           1. Enagas                         5.1%
           2. Anglo Irish Bank Corp. plc     4.9%
           3. Red Electrica de Espana        4.4%
           4. British American Tobacco plc   4.3%
           5. Tesco plc                      3.7%
           6. Millea Holdings, Inc.          3.4%
           7. Imperial Tobacco Group plc     2.6%
           8. Infosys Technologies Ltd.      2.6%
           9. Toyota Motor Corp.             2.5%
          10. Kensington Group plc           2.2%

COUNTRY WEIGHTINGS                                                       2/28/06
As a percentage of total investments

[CHART OMITTED-EDGAR REPRESENTATION OF DATA FOLLOWS]
          UNITED KINGDOM       24%
          SPAIN                11
          SWITZERLAND          10
          JAPAN                 8
          INDIA                 6
          BRAZIL                6
          IRELAND               5
          OTHER                30


                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2006

                                                        SHARES          VALUE
                                                       --------       ----------
FOREIGN COMMON STOCKS(c)--94.7%

AUSTRALIA--4.2%
Aristocrat Leisure Ltd. (Leisure Products) ..........   126,600       $1,126,012

Westfield Group (Real Estate Management &
Development) ........................................   169,831        2,238,534

Westfield Group (Real Estate Management &
Development) ........................................     5,480           72,265

Woolworths Ltd. (Food Retail) .......................   167,264        2,278,009
                                                                      ----------
                                                                       5,714,820
                                                                      ----------
BELGIUM--1.4%
Colruyt SA (Food Retail) ............................    13,300        1,915,982

BRAZIL--5.5%
Banco Itau Holding Financeira S.A.
(Regional Banks) ....................................    74,930        2,424,154

Companhia Vale do Rio Doce Sponsored ADR
(Diversified Metals & Mining) .......................    38,200        1,554,740

Souza Cruz S.A. (Tobacco)                               113,100        1,865,737
Tractebel Energia S.A. (Electric Utilities) .........   185,100        1,521,072
                                                                      ----------
                                                                       7,365,703
                                                                      ----------

                                                        SHARES          VALUE
                                                       --------       ----------
CHINA--1.5%
Esprit Holdings Ltd. (Apparel Retail) ...............   264,500       $2,022,868

FRANCE--1.2%
M6 Metropole Television (Broadcasting & Cable TV) ...    53,300        1,602,969

HONG KONG--1.5%
Li & Fung Ltd.(Trading Companies & Distributors) ....   551,000        1,109,727

Techtronics Industries Co. Ltd.
(Household Appliances) ..............................   499,500          865,115
                                                                      ----------
                                                                       1,974,842
                                                                      ----------
INDIA--5.7%
Bharti Tele-Ventures Ltd.
(Integrated Telecommunication Services)(b) ..........   185,300        1,505,302

HDFC Bank Ltd. ADR (Diversified Banks) ..............    52,500        2,792,475

Infosys Technologies Ltd.
(IT Consulting & Other Services) ....................    54,200        3,445,918
                                                                      ----------
                                                                       7,743,695
                                                                      ----------

16                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund
                                                        SHARES          VALUE
                                                       --------       ----------
INDONESIA--0.2%
Bank Rakyat (Regional Banks) ........................   156,500       $   55,391

Telekomunikasi (Integrated Telecommunication
Services) ...........................................   271,000          182,979
                                                                      ----------
                                                                         238,370
                                                                      ----------
IRELAND--4.9%
Anglo Irish Bank Corp. plc (Regional Banks) .........   407,239        6,677,176

JAPAN--7.3%
Daito Trust Construction Co. Ltd. (Homebuilding) ....    41,600        1,948,059

Millea Holdings, Inc. (Property & Casualty Insurance)       226        4,599,105

Toyota Motor Corp. (Automobile Manufacturers) .......    63,000        3,358,369
                                                                      ----------
                                                                       9,905,533
                                                                      ----------
MEXICO--3.6%
America Movil S.A. de C.V. ADR Series L
(Wireless Telecommunication Services) ...............    82,600        2,868,698

Grupo Modelo, S.A. de C.V. Series C (Brewers) .......   557,200        1,928,258
                                                                      ----------
                                                                       4,796,956
                                                                      ----------
NETHERLANDS--2.7%
Aalberts Industries N.V. (Industrial Machinery) .....    25,300        1,800,648
TNT N.V. (Air Freight & Logistics) ..................    58,600        1,906,167
                                                                      ----------
                                                                       3,706,815
                                                                      ----------
SINGAPORE--1.3%
ComfortDelgro Corp. Ltd.
(Highways & Railtracks) ............................. 1,700,000        1,722,180

SOUTH AFRICA--2.1%
Remgro Ltd. (Industrial Conglomerates) ..............   138,000        2,894,377

SOUTH KOREA--4.4%
AmorePacific Corp. (Personal Products) ..............     3,648        1,272,351
KT&G Corp. (Tobacco) ................................    40,500        2,400,867
S1 Corp. (Specialized Consumer Services) ............    53,880        2,242,670
                                                                      ----------
                                                                       5,915,888
                                                                      ----------
SPAIN--10.5%
Banco Bilbao Vizcaya Argentaria S.A.
(Diversified Banks) .................................    62,500        1,271,032

Enagas (Oil & Gas Storage & Transportation) .........   339,500        6,871,824
Red Electrica de Espana (Electric Utilities) ........   179,300        5,996,510
                                                                      ----------
                                                                      14,139,366
                                                                      ----------

                                                        SHARES          VALUE
                                                       --------       ----------
SWEDEN--2.6%
Atlas Copco AB (Industrial Machinery) ...............   101,700     $  2,312,001
Indutrade AB (Industrial Machinery)(b) ..............   111,000        1,220,435
                                                                      ----------
                                                                       3,532,436
                                                                      ----------
SWITZERLAND--9.7%
Kuhene & Nagel International AG (Marine) ............     9,357        2,822,498
Lindt & Spruengli AG (Packaged Foods & Meats) .......     1,052        2,005,925

Nestle S.A. Registered Shares
(Packaged Foods & Meats) ............................     7,150        2,102,126

Novartis AG ADR (Pharmaceuticals) ...................    28,900        1,538,925
Roche Holding AG (Pharmaceuticals) ..................    16,400        2,423,050

UBS AG Registered Shares (Diversified Capital
Markets) ............................................    20,800        2,209,902
                                                                      ----------
                                                                      13,102,426
                                                                      ----------
UNITED KINGDOM--23.2%
Barrat Developments plc (Homebuilding) ..............    97,376        1,764,050
British American Tobacco plc (Tobacco) ..............   244,379        5,822,366




Cadbury Schweppes plc (Packaged Foods &
Meats) ..............................................   214,371        2,177,708

Diageo plc (Distillers & Vintners) ..................   181,781        2,789,791
HSBC Holdings plc (Diversified Banks) ...............    90,800        1,555,124
Imperial Tobacco Group plc (Tobacco) ................   115,992        3,488,467
Kensington Group plc (Consumer Finance) .............   148,700        2,954,807
Northern Rock plc (Regional Banks) ..................    98,758        1,951,087
Reckitt Benckiser plc (Personal Products) ...........    40,905        1,456,437

Royal Bank of Scotland Group plc
(Diversified Banks) .................................    69,234        2,315,818

Tesco plc (Food Retail) .............................   841,806        4,988,596
                                                                    ------------
                                                                      31,264,251
                                                                    ------------
UNITED STATES--1.2%
News Corp. Class B (Movies & Entertainment) .........    98,100        1,674,190

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $101,154,176)                                       127,910,843
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.7%
(IDENTIFIED COST $101,154,176)                                       127,910,843
--------------------------------------------------------------------------------

              See Notes to Financial Statements                               17

Phoenix Foreign Opportunities Fund
                                                          PAR
                                                         VALUE
                                                         (000)      VALUE
                                                        -------  ------------
SHORT-TERM INVESTMENTS(d)--3.3%

COMMERCIAL PAPER--3.3%
Clipper Receivables Co. LLC 4.55%, 3/1/06 .......       $3,010   $  3,010,000
Sysco Corp. 4.48%, 3/7/06 .......................        1,400      1,398,955
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,408,955)                                        4,408,955
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.0%
(IDENTIFIED COST $105,563,131)                                    132,319,798(a)
Other assets and liabilities, net--2.0%                             2,690,918
                                                                 ------------
NET ASSETS--100.0%                                               $135,010,716
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,009,250 and gross depreciation of $310,565 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $106,621,113.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.
(e) Table excludes short-term investments.

18                        See Notes to Financial Statements

Phoenix Foreign Opportunities Fund


                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


                Air Freight & Logistics                      1.5%
                Apparel Retail                               1.6
                Automobile Manufacturers                     2.6
                Brewers                                      1.5
                Broadcasting & Cable TV                      1.3
                Consumer Finance                             2.3
                Distillers & Vintners                        2.2
                Diversified Banks                            6.2
                Diversified Capital Markets                  1.7
                Diversified Metals & Mining                  1.2
                Electric Utilities                           5.9
                Food Retail                                  7.2
                Highways & Railtracks                        1.3
                Homebuilding                                 2.9
                Household Appliances                         0.7
                IT Consulting & Other Services               2.7
                Industrial Conglomerates                     2.3
                Industrial Machinery                         4.2
                Integrated Telecommunication Services        1.3
                Leisure Products                             0.9
                Marine                                       2.2
                Movies & Entertainment                       1.3
                Oil & Gas Storage & Transportation           5.4
                Packaged Foods & Meats                       4.9
                Personal Products                            2.1
                Pharmaceuticals                              3.1
                Property & Casualty Insurance                3.6
                Real Estate Management & Development         1.7
                Regional Banks                               8.7
                Specialized Consumer Services                1.8
                Tobacco                                     10.6
                Trading Companies & Distributors             0.9
                Wireless Telecommunication Services          2.2
                                                           -----
                                                           100.0%
                                                           =====


                      See Notes to Financial Statements         19

Phoenix Foreign Opportunities Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 2006

ASSETS
Investment securities at value
   (Identified cost $105,563,131)                       $132,319,798
Foreign currency at value
   (Identified cost $220,443)                                219,770
Cash                                                           2,471
Receivables
   Investment securities sold                              1,952,785
   Fund shares sold                                        1,553,641
   Dividends                                                 201,531
   Tax reclaims                                                4,044
   Receivable from adviser                                       785
Unrealized appreciation on forward currency contracts        398,316
Prepaid expenses                                              23,896
                                                        ------------
     Total assets                                        136,677,037
                                                        ------------
LIABILITIES
Payables
   Investment securities purchased                         1,149,764
   Fund shares repurchased                                    44,241
   Investment advisory fee                                    60,512
   Foreign capital gain taxes                                 51,316
   Transfer agent fee                                         31,431
   Distribution and service fees                              27,985
   Financial agent fee                                         8,604
   Trustees' fee                                                  84
   Other accrued expenses                                     55,109
Unrealized depreciation on forward currency contracts        237,275
                                                        ------------
     Total liabilities                                     1,666,321
                                                        ------------
NET ASSETS                                              $135,010,716
                                                        ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest        $111,483,127
Distributions in excess of net investment income            (323,099)
Accumulated net realized loss                             (3,052,753)
Net unrealized appreciation                               26,903,441
                                                        ------------
NET ASSETS                                              $135,010,716
                                                        ============
CLASS A
Shares of beneficial interest outstanding,
    $0.001 par value, unlimited authorization
    (Net Assets $128,991,320)                              6,007,674
Net asset value per share                                     $21.47
Offering price per share $21.47/(1-5.75%)                     $22.78

CLASS C
Shares of beneficial interest outstanding,
    $0.001 par value, unlimited authorization
    (Net Assets $6,019,396)                                  281,105
Net asset value and offering price per share                  $21.41


                             STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 2006


INVESTMENT INCOME
Dividends                                                $ 2,732,839
Interest                                                     100,413
Foreign taxes withheld                                      (189,226)
                                                         -----------
     Total investment income                               2,644,026
                                                         -----------
EXPENSES
Investment advisory fee                                      932,846
Service fees, Class A                                        184,331
Distribution and service fees, Class C                        14,445
Distribution and service fees, Investor Class                 54,775
Distribution and service fees, Class I                           821
Financial agent fee                                           64,366
Administration fee                                            30,205
Transfer agent                                               170,659
Custodian                                                     96,949
Trustees                                                      91,991
Printing                                                      66,419
Professional                                                  46,185
Registration                                                  24,754
Miscellaneous                                                 25,384
                                                         -----------
     Total expenses                                        1,804,130
Less expenses reimbursed by investment adviser              (453,855)
Custodian fees paid indirectly                                  (294)
                                                         -----------
     Net expenses                                          1,349,981
                                                         -----------
NET INVESTMENT INCOME (LOSS)                               1,294,045
                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                   10,378,274
Net realized gain (loss) on foreign currency
   transactions                                             (350,707)
Net change in unrealized appreciation (depreciation)
   on investments                                          9,798,906
Net change in unrealized appreciation (depreciation)
   on foreign currency transactions and translation          196,934
                                                         -----------
NET GAIN (LOSS) ON INVESTMENTS                            20,023,407
                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $21,317,452
                                                         ===========

20                       See Notes to Financial Statements

Phoenix Foreign Opportunities Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                              YEAR ENDED         YEAR ENDED
                                                                          FEBRUARY 28, 2006  FEBRUARY 28, 2005
                                                                          -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                                                $  1,294,045        $   532,485
   Net realized gain (loss)                                                      10,027,567          1,863,934
   Net change in unrealized appreciation (depreciation)                           9,995,840          9,967,918
   Payment by affiliate (See Note 3)                                                     --              1,210
                                                                               ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   21,317,452         12,365,547
                                                                               ------------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (871,892)           (20,102)
   Net investment income, Class C                                                   (25,564)               (25)
   Net investment income, Investor Class                                           (399,218)          (492,034)
   Net investment income, Class I                                                    (7,243)            (8,996)
   Net realized short-term gains, Class A                                          (207,392)                --
   Net realized short-term gains, Class C                                            (4,051)                --
   Net realized long-term gains, Class A                                         (6,508,637)           (25,027)
   Net realized long-term gains, Class C                                           (188,273)              (196)
   Net realized long-term gains, Investor Class                                    (442,517)          (485,450)
   Net realized long-term gains, Class I                                             (8,447)           (20,225)
                                                                               ------------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     (8,663,234)        (1,052,055)
                                                                               ------------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,318,218 and 64,348 shares, respectively)     46,486,488          1,108,625
   Net asset value of shares issued from reinvestment of
      distributions (360,787 and 2,386 shares, respectively)                      7,217,681             39,123
   Proceeds from shares issued in connection with reclassification from Investor Class Shares (4,306,343 and 0  shares, respectively)
      (See Note 9)                                                               80,965,935                 --
   Proceeds from shares issued in connection with reclassification
      from Class I Shares (91,555 and 0 shares, respectively) (See Note 9)        1,721,837                 --
   Cost of shares repurchased (1,211,883 and 19,929 shares, respectively)       (24,121,399)          (313,107)
                                                                               ------------        -----------
Total                                                                           112,270,542            834,641
                                                                               ------------        -----------
CLASS C
   Proceeds from sales of shares (285,073 and 1,288 shares, respectively)         5,795,380             23,726
   Net asset value of shares issued from reinvestment of distributions
      (4,622 and 14 shares, respectively)                                            92,407                221
   Cost of shares repurchased (10,635 and 0 shares, respectively)                  (215,081)                --
                                                                               ------------        -----------
Total                                                                             5,672,706             23,947
                                                                               ------------        -----------
INVESTOR CLASS
   Proceeds from sales of shares (799,723 and 3,677,731 shares, respectively)    15,039,510         64,149,020
   Net asset value of shares issued from investment of distributions
      (45,107 and 57,665 shares, respectively)                                      826,824            965,723
   Cost of shares repurchased (1,493,484 and 579,763 shares, respectively)      (27,521,385)        (9,417,774)
   Value of shares liquidated in connection with reclassification to
      Class A Shares (4,313,582 and 0 shares, respectively) (See Note 9)        (80,965,935)                --
                                                                               ------------        -----------
Total                                                                           (92,620,986)        55,696,969
                                                                               ------------        -----------
CLASS I
   Proceeds from sales of shares (4,363 and 22,212 shares, respectively)             82,848            381,947
   Net asset value of shares issued from reinvestment of distributions
      (558 and 1,191 shares, respectively)                                           10,228             19,127
   Cost of shares repurchased (970 and 19,968 shares, respectively)                 (17,920)          (309,761)
   Value of shares liquidated in connection with reclassification to
      Class A Shares (91,733 and 0 shares, respectively) (See Note 9)            (1,721,837)                --
                                                                               ------------        -----------
Total                                                                            (1,646,681)            91,313
                                                                               ------------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     23,675,581         56,646,870
                                                                               ------------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                         36,329,799         67,960,362
                                                                               ------------        -----------
NET ASSETS
   Beginning of period                                                           98,680,917         30,720,555
                                                                               ------------        -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME OF ($323,099) AND ($215,390), RESPECTIVELY]             $135,010,716        $98,680,917
                                                                               ============        ===========

                        See Notes to Financial Statements                     21

Phoenix Foreign Opportunities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                               ------------------------------------------------------------------------
                                                                         FOR THE PERIOD
                                               YEAR ENDED FEBRUARY 28,   JANUARY 1, 2004 TO   YEAR ENDED DECEMBER 31,
                                               -----------------------      FEBRUARY 29,     --------------------------
                                                2006         2005              2004           2003      2002      2001
Net asset value, beginning of period           $19.02       $15.47            $14.84         $11.86    $12.88    $18.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.17(7)      0.16             (0.03)          0.12      0.03     (0.10)
   Net realized and unrealized gain (loss)       3.85         3.81              0.66           3.39     (1.05)    (5.41)
                                               ------       ------            ------         ------    ------    ------
     TOTAL FROM INVESTMENT OPERATIONS            4.02         3.97              0.63           3.51     (1.02)    (5.51)
                                               ------       ------            ------         ------    ------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.22)       (0.16)               --          (0.06)       --     (0.12)
   Distributions from net realized gains        (1.35)       (0.26)               --          (0.43)       --     (0.35)
   Tax return of capital                           --           --                --          (0.06)       --        --
                                               ------       ------            ------         ------    ------    ------
     TOTAL DISTRIBUTIONS                        (1.57)       (0.42)               --          (0.55)       --      0.47)
                                               ------       ------            ------         ------    ------    ------
   Payment by affiliate(4)                         --           --(3)             --           0.02        --        --
                                               ------       ------            ------         ------    ------    ------
Change in net asset value                        2.45         3.55              0.63           2.98     (1.02)    (5.98)
                                               ------       ------            ------         ------    ------    ------
NET ASSET VALUE, END OF PERIOD                 $21.47       $19.02            $15.47         $14.84    $11.86    $12.88
                                               ======       ======            ======         ======    ======    ======
Total return(1)                                 21.82%       26.15%(4)          4.25%(6)      30.07%    (7.92)%  (29.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)     $128,991       $2,714            $1,482         $1,473   $29,026   $44,356
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.25%        1.25%(1)          1.25%(5)       2.87%     2.44 %    1.88 %(2)
   Gross operating expenses                      1.62%        2.10%             2.63%(5)       3.21%     2.44 %    1.89 %(2)
   Net investment income (loss)                  0.85%        1.50%             0.18%(5)       0.11%     0.18 %   (0.38)%
Portfolio turnover                                 52%          32%               41%(5)         65%       98 %      92 %

                                                                              CLASS C
                                               -------------------------------------------------------------------
                                                                              FOR THE PERIOD       FROM INCEPTION
                                               YEAR ENDED FEBRUARY 28,        JANUARY 1, TO       OCTOBER 10, 2003
                                               -----------------------         FEBRUARY 29,        TO DECEMBER 31,
                                                2006           2005               2004                 2003
Net asset value, beginning of period           $19.11         $15.55            $14.95                 $13.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.06)(7)       0.01             (0.06)                  0.11
   Net realized and unrealized gain (loss)       3.92           3.84              0.66                   1.34
                                               ------         ------            ------                 ------
     TOTAL FROM INVESTMENT OPERATIONS            3.86           3.85              0.60                   1.45
                                               ------         ------            ------                 ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.21)         (0.03)               --                     --
   Distributions from net realized gains        (1.35)         (0.26)               --                  (0.43)
                                               ------         ------            ------                 ------
     TOTAL DISTRIBUTIONS                        (1.56)         (0.29)               --                  (0.43)
                                               ------         ------            ------                 ------
   Payment by affiliate(4)                         --             --(3)             --                   0.02
                                               ------         ------            ------                 ------
Change in net asset value                        2.30           3.56              0.60                   1.04
                                               ------         ------            ------                 ------
NET ASSET VALUE, END OF PERIOD                 $21.41         $19.11            $15.55                 $14.95
                                               ======         ======            ======                 ======
Total return(1)                                 20.96 %        25.21%(4)          4.01 %(6)             10.71 %(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)       $6,019            $39               $12                    $11
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        2.00 %         2.00%             2.00 %(5)              1.92 %(5)
   Gross operating expenses                      2.35 %         2.86%             3.38 %(5)              5.85 %(5)
   Net investment income (loss)                 (0.29)%         0.76%            (1.05)%(5)             (0.14)%(5)
Portfolio turnover                                 52 %           32%               41 %(5)                65 %(5)


(1) Sales charges are not reflected in total return calculation.
(2) Expense ratio increased by 0.13% as a result of a change in accounting principle related to the recording of redemption fees.
(3) Amount is less than $0.01.
(4) Payment by affiliate. See Note 3 in the Notes to Financial Statements.
(5) Annualized.
(6) Not annualized.
(7) Computed using average shares outstanding.

22                      See Notes to Financial Statements

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006

1. ORGANIZATION
   Phoenix Adviser Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Currently, two funds are offered for sale (each a "Fund"). Phoenix Focused Value Fund ("Focused Value Fund") is non-diversified and seeks long-term capital appreciation. Phoenix Foreign Opportunities Fund ("Foreign Opportunities Fund") is diversified and its primary investment objective is to seek long-term capital appreciation.
   The Funds offer the following classes of shares for sale:
                                 CLASS A   CLASS C
                                 -------   -------
Focused Value Fund. .............   x         x
Foreign Opportunities Fund ......   x         x

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds redeemed; however, effective January 11, 2006, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On February 28, 2006, the Foreign Opportunities Fund utilized fair value pricing for its foreign common stocks.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (Continued)

and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:
   Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.
   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.
   At February 28, 2006, the Foreign Opportunities Fund had entered into forward currency contracts as follows:
                                                                       NET
                                                                    UNREALIZED
    CONTRACT          IN EXCHANGE      SETTLEMENT                  APPRECIATION
    TO SELL               FOR             DATE         VALUE      (DEPRECIATION)
----------------     -------------     ----------   ----------    --------------
AUD 4,833,000        USD 3,615,568      4/13/06     $3,585,508      $  30,060
CHF 7,600,000        USD 6,043,257      4/28/06      5,829,210        214,047
CHF 5,800,000        USD 4,512,531      4/28/06      4,448,607         63,924
EUR 3,500,000        USD 4,277,525      4/28/06      4,187,721         89,804
EUR 3,500,000        USD 4,184,215      4/28/06      4,187,721         (3,506)
EUR 2,461,000        USD 2,933,832      4/28/06      2,944,566        (10,734)
GBP 3,904,000        USD 6,825,754      4/13/06      6,850,412        (24,658)
GBP 2,696,000        USD 4,713,957      4/13/06      4,730,715        (16,758)
GBP 2,230,000        USD 3,844,074      4/13/06      3,913,017        (68,943)
INR 198,316,000      USD 4,300,000      11/7/06      4,400,031       (100,031)
JPY 245,000,000      USD 2,123,272      5/9/06       2,135,917        (12,645)
JPY 255,000,000      USD 2,223,579      5/9/06       2,223,098            481
                                                                    ---------
                                                                    $ 161,041
                                                                    =========

AUD Australian Dollar  CHF Swiss Franc    EUR Euro       GBP Great Britain Pound
INR Indian Rupee       JPY Japanese Yen   USD United States Dollar

I. REPURCHASE AGREEMENT:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

Focused Value Fund(1)..........................   0.75%
Foreign Opportunities Fund(1)..................   0.85%

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (CONTINUED)

   Effective June 20, 2005, PIC became Adviser to the Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund (formerly, the Focused Value Fund and International Equity Fund, each a "Janus Fund" and collectively, the "Janus Funds").

    (1) Prior to June 20, 2005, the adviser to the Janus Funds was Janus Capital ("Janus"). For its services to the Focused Value Fund, Janus' fees ranged from 0.96% to 0.75% based on the Fund's average daily net assets. Janus contractually agreed to cap total operating expenses excluding administration fees, distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses at 0.90% of the average daily net assets of the Fund.

           For its services to the International Equity Fund, Janus fees ranged from 0.99% to 0.75% based on the Fund's average daily net assets. Janus contractually agreed to cap total operating expenses excluding administration fees, distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses at 1.00% of the average daily net assets of the Fund.

   PIC has contractually agreed to limit each Fund's operating expenses until March 31, 2006, to the extent that such expenses exceed the following percentages of average annual net assets:

                                        Class A     Class C
                                        -------     -------
Focused Value Fund...............        1.15%       1.90%
Foreign Opportunities Fund ......        1.25%       2.00%

   PIC has contractually agreed to limit each Fund's operating expenses from April 1, 2006 through June 30, 2008, to the extent that such expenses exceed the following percentages of average annual net assets:

                                        Class A     Class C
                                        -------     -------
Focused Value Fund...............        1.25%       2.00%
Foreign Opportunities Fund ......        1.35%       2.10%

   The Adviser will not seek to recapture any reimbursed expenses or waived investment advisory fees as part of this agreement.
   Effective June 20, 2005, under a sub-advisory agreement with PIC, Vontobel Asset Management, Inc., ("Vontobel") is the subadviser to the Funds. For its services, Vontobel is paid by the Adviser a fee based on the average daily net assets in the following schedule:

                                                      OVER $0
                                   $0-50 MILLION    $50 MILLION
                                   -------------    -----------
Focused Value Fund(1)............      0.70%           0.375%
Foreign Opportunities Fund(1)....      0.80%           0.425%

   (1) Prior to June 20, 2005, under a sub-advisory agreement with Janus, Vontobel was the subadviser to the Janus Funds. Janus paid Vontobel a subadviser fee ranging from 0.215% to 0.74% for the Focused Value Fund and 0.215% to 0.408% for the International Equity Fund based on the value of each Janus Fund's respective average daily net assets.

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period of June 21, 2005 to February 28, 2006, as follows:

                                          CLASS A         CLASS C
                                        NET SELLING       DEFERRED
                                        COMMISSIONS     SALES CHARGES
                                        -----------     -------------
Focused Value Fund...............         $   865          $  125
Foreign Opportunities Fund.......          16,877           1,645

   For the period of March 29 through June 20, 2005, Janus Capital waived all contingent deferred sales charges ("CDSC") pending the effective date of the new advisory and subadvisory agreements. Prior to the waiver, the CDSC fees paid for the period of March 1 to March 28, 2005 was $0.
   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period of June 21, 2005 to February 28, 2006, the Trust incurred financial agent fees totaling $111,695.
   For the period of March 1, 2005 to June 20, 2005, Janus Services LLC ("Janus Services"), a wholly-owned subsidiary of Janus Capital acted as the Administrator to the Janus Funds and received fees of $60,197 from the funds ranging from 0.10% to 0.25% of the daily net assets of the Janus Funds.
   PEPCO serves as the Trust's transfer agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 28, 2006, transfer agent fees were $267,803 as reported in the Statements of Operations, of which PEPCO retained the following:

                                     TRANSFER AGENT
                                      FEE RETAINED
                                  FROM JUNE 21, 2005 TO
                                    FEBRUARY 28, 2006
                                  ---------------------
Focused Value Fund...............       $28,649
Foreign Opportunities Fund.......        54,832

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (CONTINUED)

   Prior to June 21, 2005, Janus Services served as the Trust's transfer agent and was paid $11,094 by Focused Value Fund and $19,574 by the International Equity Fund for the period of March 1, 2005 through June 20, 2005. These fees are included in the transfer agent expenses as reported in the Statements of Operations.
   At February 28, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix-affiliated funds held 538,601 Class A shares of the Phoenix Foreign Opportunities Fund with an aggregate net asset value of $11,558,377.
   During the fiscal year ended February 28, 2005, Janus Services reimbursed the Focused Value Fund - Investor Shares $585 and International Equity Fund
Investor Shares $1,210, as a result of dilutions caused by incorrectly processed shareholder activity. The effect of this activity would have reduced total return by less than 0.01% for the Foreign Opportunities Fund and had no impact on the Focused Value Fund.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended February 28, 2006 (excluding U.S. Government and agency securities, forward currency contracts and short-term securities) were as follows:

                                      PURCHASES         SALES
                                     -----------     -----------
Focused Value Fund...............    $19,664,764     $39,235,318
Foreign Opportunities Fund.......     66,420,401      54,066,814

   There were no purchases or sales of long-term U.S. Government and agency securities for the period ended February 28, 2006.

5. 10% SHAREHOLDERS
   As of February 28, 2006, the Funds had single shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding.
                                                  % OF SHARES
                                                  OUTSTANDING
                                                  -----------
Focused Value Fund *...........................      37.9%
Foreign Opportunities Fund ....................      21.4

    *For the Focused Value Fund, one account representing 12.7% of the shares outstanding is held by Bank Vontobel Holding AG, an affiliate of Vontobel Holding AG, which wholly owns Vontobel Asset Management, Inc., the subadviser to the Funds.

6. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   At February 28, 2006, the Focused Value Fund held $26,635,770 in investments of financial institutions, including $8,940,400 issued by Berkshire Hathaway, comprising 44% and 14.9% of the total net assets of the Fund, respectively. The Foreign Opportunities Fund held $31,264,251 in investments with the foreign country determination of the United Kingdom, comprising 23% of the total net assets of the Fund.

7. INDEMNIFICATIONS
   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (CONTINUED)

mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FUND INTEGRATION
   At a meeting held on March 24, 2005, the Board of Trustees (the "Janus Board") of the Focused Value Fund and the International Equity Fund (each a "Janus Fund" and collectively, the "Janus Funds"), each a series of Janus Adviser Trust (the "Janus Trust") voted to approve a transaction (the "Transaction") whereby the Janus Trust and Janus Funds would be integrated into the Phoenix Investment Partners, Ltd., family of mutual funds (the "Phoenix Funds").
   In connection with the Transaction, at a special meeting held on May 17, 2005, shareholders of the Janus Funds approved a new investment advisory agreement with PIC and the continuation of Vontobel as subadviser, pursuant to a new investment subadvisory agreement between PIC and Vontobel. Also, in connection with the Transaction, shareholders approved the reconstitution of the Janus Board with a new slate of trustees comprised of fourteen trustees of the Phoenix Funds.
   The Transaction was completed on June 20, 2005 and the names of Focused Value Fund and International Equity Fund changed to Phoenix Focused Value Fund and Phoenix Foreign Opportunities Fund, respectively. Additionally, the Janus Trust was renamed the Phoenix Adviser Trust.
   Pursuant to the Transaction, on June 20, 2005, Janus Fund shareholders who held Class A and Class C shares remained in the same class of shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares had those shares converted to Class A shares of either the Phoenix Focused Value Fund or the Phoenix Foreign Opportunities Fund, as applicable. Janus Fund shareholders who held Investor shares or Class I shares that were converted to Class A shares may continue, as long as such shares are held, to purchase Class A shares without any sales charges.

10. FEDERAL INCOME TAX INFORMATION
   The Funds have capital loss carryovers, which may be used to offset future capital gains:
                                              EXPIRATION YEAR
                                  -----------------------------------
                                    2009          2010        TOTAL
                                  ----------   ----------   ---------
Foreign Opportunities Fund(1)     $3,897,457   $1,299,153   $5,196,610

   (1) Utilization of this capital loss carryover is subject to annual limitations.

   The Trust may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   For the 12 month period ended February 28, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Foreign Opportunities Fund.....................   $1,299,153

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:
                                         UNDISTRIBUTED       UNDISTRIBUTED
                                           ORDINARY            LONG-TERM
                                            INCOME           CAPITAL GAINS
                                         -------------       -------------
Focused Value Fund..................        $  244,714          $  676,858
Foreign Opportunities Fund..........         1,740,786           1,399,026

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of February 28, 2006, the Funds recorded the following reclassifications to increase (decrease) the accounts as listed below:

                                CAPITAL PAID IN    ACCUMULATED     UNDISTRIBUTED
                                   ON SHARES           NET              NET
                                 OF BENEFICIAL       REALIZED       INVESTMENT
                                   INTEREST         GAIN (LOSS)    INCOME (LOSS)
                                ---------------   -------------   --------------
Focused Value Fund...............    $(1)            $     1        $     --
Foreign Opportunities Fund ......     (1)             97,838         (97,837)

12. SUBSEQUENT EVENT
    The Board of Trustees has unanimously approved the merger of the Phoenix Overseas Fund with and into the Phoenix Foreign Oppor-tunities Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Phoenix Overseas Fund of Phoenix-Kayne Funds will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund, in exchange for shares of the Phoenix Foreign Opportunities Fund and the assumption by Phoenix Foreign Opportunities Fund of all the liabilities of the Phoenix Overseas Fund. Following the exchange, the Phoenix Overseas Fund will distribute the shares of the Phoenix Foreign Opportunities Fund to its shareholders pro rata, in liquidation of the Phoenix Overseas Fund. The merger will take place on or about May 19, 2006.

PHOENIX ADVISER TRUST
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (CONTINUED)

                       TAX INFORMATION NOTICE (UNAUDITED)

    For the fiscal year ended February 28, 2006, for federal income tax purposes, 91.8% of the ordinary income dividends earned by the Focused Value Fund qualify for the dividends received deduction for corporate shareholders.
    For the fiscal year ended February 28, 2006, the Focused Value Fund and Foreign Opportunities Fund hereby designate 100% and 100%, respectively, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
    For the fiscal year ended February 28, 2006, the Funds designated long-term capital gains dividends as follows:


            Focused Value Fund....................     $3,213,740
            Foreign Opportunities Fund............      8,081,421

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Phoenix Adviser Trust and Shareholders of
Phoenix Focused Value Fund and
Phoenix Foreign Opportunities Fund



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix Focused Value Fund (formerly Janus Focused Value Fund) and Phoenix Foreign Opportunities Fund (formerly Janus International Equity Fund) (constituting Phoenix Adviser Trust, hereafter referred to as the "Trust") at February 28, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated and the financial highlights for the periods ended December 31, 2003, February 29, 2004, February 28, 2005, and February 28, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Financial Highlights for each of the two years in the period ended December 31, 2002 were audited by other independent accountants whose report dated February 14, 2003, expressed an unqualified opinion on those statements.


/s/PricewaterhouseCooper LLP

Boston, Massachusetts
April 18, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOCUSED VALUE FUND (THE "FUND")
FEBRUARY 28, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.
   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and monitoring Vontobel Asset Management, Inc., (the "Subadvisor") who acts as the Fund's Subadvisor, and its investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.
   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 5 and 10 year periods, but had underperformed its benchmark for the year to date and the 1 and 3 year periods. While the Fund had been underperforming until September 30, 2005, Management noted this was not unexpected because the Fund was a contrarian fund and had a concentrated portfolio. The Board was satisfied with this explanation and the portfolio manager's approach to investing, noting the Fund had the same portfolio manager as when it was launched. The Board concluded that it was reasonable to approve the Advisory Agreement in view of Management's explanation of the Fund's performance.
   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.
   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than all the comparable funds in its peer group due to expense caps, and that the management fee was below the median for the peer group. The Board noted that the expense cap to limit total

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOCUSED VALUE FUND (THE "FUND")
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)

expenses was contractually in place for another two years. The Board concluded that it was reasonable to approve the Advisory Agreement.

   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
FOR PHOENIX FOREIGN OPPORTUNITIES FUND (THE "FUND")
FEBRUARY 28, 2006 (UNAUDITED)

   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement, PIC provides advisory services to the Fund.
   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.
   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and monitoring Vontobel Asset Management, Inc., (the "Subadvisor") who acts as the Fund's Subadvisor, and its investment performance and compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.
   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3, 5 and 10 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark for the 1 and 10 year periods, but slightly underperformed its benchmark for the 3 and 5 year periods. Management noted that PIC has only been the investment adviser since June 2005 and recent Fund performance had been good. The Board concluded that it was reasonable to approve the Advisory Agreement in view of the recent change in investment advisors.
   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.
   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were lower than all the comparable funds in its peer group due to expense caps, and that the management fee was below the median for the peer group. The Board noted that the expense cap to limit total expenses was contractually in place for another two years. The Board concluded that it was reasonable to approve the Advisory Agreement.
   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

                         RESULTS OF SHAREHOLDER MEETING
                                  MAY 17, 2005
                                  (UNAUDITED)


A Special Meeting of Shareholders of The Phoenix-Janus Adviser Funds was held on May 17, 2005, to approve the following matters:
    1.  To elect fourteen Trustees to the Board of Trustees.
    2. Approve new Investment Advisory Agreement between the Trust and Phoenix Investment Counsel ("PIC")
    3.  Approve new Subadvisory Agreements between
        PIC and Vontobel Asset management.
    4. Permit Phoenix Investment Counsel, Inc. to hire and replace Subadvisers or to modify Subadvisory Agreements without Shareholder approval.


NUMBER OF VOTES:
    1.  Election of Trustees


                                                       INTERNATIONAL EQUITY
                               FOCUSED VALUE       (N/K/A FOREIGN OPPORTUNITIES)
                          -----------------------  -----------------------------
                              FOR      WITHHELD        FOR             WITHHELD
                          ----------   ---------   ----------          ---------
E. Virgil Conway          42,029,212   1,935,792   49,026,618          5,460,156
Harry Dalzell-Payne       42,036,480   1,928,524   49,956,228          5,530,546
S. Leland Dill            42,036,480   1,928,524   48,971,210          5,515,564
Francis E. Jeffries       42,036,480   1,928,524   48,971,210          5,515,564
Leroy Keith, Jr.          42,076,986   1,888,018   49,024,526          5,462,248
Marilyn E. LaMarche       42,048,390   1,916,614   48,966,018          5,520,756
Philip R. McLoughlin      42,088,462   1,876,542   49,031,748          5,455,025
Geraldine M. McNamara     42,092,473   1,872,531   48,983,908          5,502,866
Everett L. Morris         42,034,132   1,930,871   48,971,210          5,515,564
James M. Oates            42,081,194   1,883,810   49,050,828          5,435,945
Donald B. Romans          42,036,480   1,928,524   48,971,210          5,515,564
Richard E. Segerson       42,102,719   1,862,285   49,036,240          5,450,533
Ferdinand L. J. Verdonck  42,086,114   1,878,889   48,889,630          5,597,144
Lowell P. Weicker, Jr.    42,032,415   1,932,589   49,017,211          5,469,563

                                                                                            INTERNATIONAL EQUITY
                                                         FOCUSED VALUE                  (N/K/A FOREIGN OPPORTUNITIES)
                                              ----------------------------------     ----------------------------------
                                                  FOR       AGAINST     ABSTAIN          FOR       AGAINST     ABSTAIN
                                              ----------   ---------   ---------     ----------   ---------   ---------
   2. New Investment Advisory Agreement       41,347,768   1,451,541   1,165,635     47,311,489   5,334,618   1,840,647

   3. Subadvisory Agreements with Vontobel    41,180,599   1,566,191   1,218,153     47,077,302   5,346,839   2,062,613

   4. Allow PIC to replace or modify
      subadvisory agreements                  29,610,029   5,005,210   1,127,530     37,382,371  12,631,526   2,040,904


FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of February 28, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are serving a two year term expiring April 29, 2006.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway           Served since 1993.       53        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC                                     Trustee/Director, Phoenix Funds Complex (1983-present).
101 Park Avenue                                               Trustee/Director, Realty Foundation of New York (1972-present),
New York, NY 10178                                            Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
DOB: 8/2/29                                                   University (Director/Trustee Emeritus) (2003-present), Greater New
                                                              York Councils, Boy Scouts of America (1985-present), The Academy of
                                                              Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                              Property Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                              (2004-present). Director/Trustee, The Harlem Youth Development
                                                              Foundation, (Chairman) (1998-2002), Metropolitan Transportation
                                                              Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                              Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                              Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                              (1974-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                              Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                              (1994-2002), Pace University (1978-2003), New York Housing
                                                              Partnership Development Corp. (Chairman) (1981-2003), Josiah Macy,
                                                              Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne        Served since 1993.       53        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill(1)          Served since 2004.       51        Retired. Trustee, Phoenix Funds Family (1989-present). Director,
7721 Blue Heron Way                                           Citigroup Alternative Investment Multi-Adviser Hedge Fund Portfolios
West Palm Beach, FL 33412                                     (2005-present). Advisory Director, ING Clarion Funds (5 Portfolios)
DOB: 3/28/30                                                  (2005  to present). Trustee, Scudder Investments (55 portfolios)
                                                              (1986-2005). Director, Coutts & Co. Trust Holdings Limited (1991-
                                                              2000), Coutts & Co. Group (1991-2000) and Coutts & Co. International
                                                              (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries        Served since 1995.       54        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902                                      Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.           Served since 1987.       51        Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.                                     (2001-present). Director/Trustee, Evergreen Funds (six portfolios).
736 Market Street,                                            Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
Ste. 1430                                                     (2002-present). Obaji Medical Products Company (2002-present).
Chattanooga, TN 37402                                         Director, Lincoln Educational Services (2002-2004). Chairman, Carson
DOB: 2/14/39                                                  Products Company (cosmetics) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

34

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara      Served since 2001.       53        Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of                                         (1982-present). Trustee/Director, Phoenix Funds Complex
New York                                                      (2001-present).
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris(2)       Served since 1995.       53        Retired. Trustee/Director, Phoenix Funds Complex (1991-present).
164 Laird Road                                                Director, W.H. Reaves Utility Income Fund (2004-present). Vice
Colts Neck, NJ 07722                                          President, W.H. Reaves and Company (investment management)
DOB: 5/26/28                                                  (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates(3)          Served since 1987.       51        Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital Markets,
c/o Northeast Partners                                        Inc.) (financial services) (1997-present). Trustee / Director
150 Federal Street,                                           Phoenix Funds Family (1987-present). Managing Director, Wydown Group
Suite 1000                                                    (consulting firm) (1994-present). Director, Investors Financial
Boston, MA 02110                                              Service Corporation (1995-present), Investors Bank & Trust
DOB: 5/31/46                                                  Corporation (1995-present), Stifel Financial (1996-present),
                                                              Connecticut River Bancorp (1998-present), Connecticut River Bank
                                                              (1999-present), Trust Company of New Hampshire (2002-present).
                                                              Chairman, Emerson Investment Management, Inc. (2000-present).
                                                              Independent Chairman, John Hancock Trust (since 2005), Trustee, John
                                                              Hancock Funds II and John Hancock Funds III (since 2005). Trustee,
                                                              John Hancock Trust (2004-2005). Director/Trustee, AIB Govett Funds
                                                              (six portfolios) (1991-2000), and Command Systems, Inc. (1998-2000),
                                                              Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc. (formerly
                                                              1Mind.com), (2000-2002), Plymouth Rubber Co. (1995-2003). Director
                                                              and Treasurer, Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans(1)        Served since 2004.       51        Retired. President, Romans & Company (private investors and
39 S. Sheridan Road                                           financial consultants) (1987-present). Trustee/Director, Phoenix Funds
Lake Forest, IL 60045                                         Family (2004-present). Trustee, Burnham Investors Trust
DOB: 4/22/31                                                  (5 portfolios) (1967-present)
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson        Served since 1993.       51        Managing Director, Northway Management Company (1998-present).
Northway Management                                           Trustee/Director, Phoenix Funds Family (1983-present).
Company
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck   Served since 2004.       14        Director, Banco Urquijo (Chairman)(1998-present). Trustee, Phoenix
Nederpolder, 7                                                Funds Family (2002-present). Director EASDAQ (Chairman)(2001-present),
B-9000 Gent, Belgium                                          The JP Morgan Fleming Continental European Investment Trust
DOB: 7/30/42                                                  (1998-present), Groupe SNEF (1998-present), Degussa Antwerpen
                                                              N.V.(1998-present), Santens N.V.(1999-present). Managing Director,
                                                              Almanij N.V. (1992-2003). Director, KBC Bank and Insurance Holding
                                                              Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                              (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003), Investco
                                                              N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                              Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch Chamber of
                                                              Commerce for Belgium and Luxemburg (1995-2001), Phoenix Investment
                                                              Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to the Trust's retirement policy, Messrs. Dill and Romans will retire from the board of Trustees effective April 29, 2006.

(2) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

(3) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of Hudson's common stock.

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                                FUND COMPLEX
    NAME, ADDRESS AND          LENGTH OF        OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH           TIME SERVED         TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci(4)        President since           14       Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57               2004.                              Inc. (wealth management) (since 2003). President and Chief
                                                              Executive Officer, Phoenix Investment Partners, Ltd. (since 2003).
                                                              Chief Executive Officer and President, The Zweig Fund, Inc.
                                                              and the Zweig Total Return Fund, Inc. (2004-present). President, certain funds within the Phoenix Fund Complex (2004-present).
                                                              President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                              President of Private Wealth Management Group Fidelity Brokerage
                                                              Company (2000-2001), Fidelity Investments (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(5)     Served since 2002.        51       Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC                                       Trustee/Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                         Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance
59th Floor                                                    Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(6)    Served since 1989.        79       Director, PXRE Corporation (Reinsurance) (1985-present), World Trust
200 Bridge Street                                             Fund (1991-present). Director/Trustee, Phoenix Funds Complex
Chatham, MA 02633                                             (1989-present). Management Consultant (2002-2004), Chairman
DOB: 10/23/46                                                 (1997-2002), Chief Executive Officer (1995-2002), Director
                           Chairman                           (1995-2002), Phoenix Investment Partners, Ltd., Director and
                                                              Executive Vice President, The Phoenix Companies, Inc. (2000-2002).
                                                              Director (1994-2002) and Executive Vice President, Investments
                                                              (1987-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                              Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                              (1982-2002), Chairman (2000-2002) and President (1990-2000), Phoenix
                                                              Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                              Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                              2002-September 2002), Phoenix Investment Management Company. Director
                                                              and Executive Vice President, Phoenix Life and Annuity Company
                                                              (1996-2002). Director (1995-2000) and Executive Vice President
                                                              (1994-2002) and Chief Investment Counsel (1994-2002), PHL Variable
                                                              Insurance Company. Director, Phoenix National Trust Holding Company
                                                              (2001-2002). Director (1985-2002) and Vice President (1986-2002) and
                                                              Executive Vice President (April 2002-September 2002), PM Holdings,
                                                              Inc. Director, WS Griffith Associates, Inc. (1995-2002). Director, WS
                                                              Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(4) Mr. Geraci is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position as Executive Vice President, Asset Management, The Phoenix Companies, Inc. and his position as President and Chief Executive Officer, Phoenix Investment Partners, Ltd.

(5) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(6) Mr. McLoughlin is an "interested person", as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                           POSITION(S) HELD WITH
  NAME, ADDRESS AND          TRUST AND LENGTH OF                                       PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH               TIME SERVED                                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward       Executive Vice President since         Senior Vice President and Chief Operating Officer, Asset Management,
DOB: 8/17/64            2004.                                  The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                               (2004-present). Vice President, Phoenix Life Insurance Company
                                                               (2002-2004). (Vice President, The Phoenix Companies, Inc.
                                                               (2001-2004). Vice President, Finance, Phoenix Investment Partners,
                                                               Ltd. (2001-2002). Assistant Controller, Phoenix Investment Partners,
                                                               Ltd. (1996-2001). Executive Vice President, certain funds within the
                                                               Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman      Senior Vice President since 2004.      Senior Vice President, Asset Management Product Development, The
DOB: 7/27/62                                                   Phoenix Companies, Inc. (since 2006), Senior Vice President, Asset
                                                               Management Product Development, Phoenix Investment Partners, Ltd.
                                                               (2005-present), Senior Vice President and Chief Administrative
                                                               Officer, Phoenix Investment Partners, Ltd., (2003-2004). Senior Vice
                                                               President and Chief Administrative Officer, Phoenix Equity Planning
                                                               Corporation (1999-2003), Senior Vice President, certain funds within the Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch            Vice President and Chief Compliance    Chief Compliance Officer, Zweig-DiMenna Associates LLC
900 Third Avenue        Officer since 2004.                    (1989-present); Vice President and Chief Compliance Officer, certain
New York, NY 10022                                             Funds within the Phoenix Fund Complex (2004-present); Vice President,
DOB: 9/23/45                                                   The Zweig Total Return Fund, Inc. (2004-present); Vice President, The
                                                               Zweig Fund, Inc. (2004-present); President and Director of Watermark
                                                               Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                               Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                               (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund
                                                               (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss        Chief Financial Officer since 2005     Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52           and Treasurer  since 1996.             (Accounting (1994-2000), Treasurer (1996-2000), Phoenix Equity
                                                               Planning Corporation. Vice President (2003-present), Phoenix
                                                               Investment Partners, Ltd. Chief Financial Officer and Treasurer,
                                                               or Assistant Treasurer, certain funds within the Phoenix Fund
                                                               Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr           Vice President, Chief Legal Officer,   Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row        Counsel and Secretary since 2005.      present). Vice President, Counsel, Chief Legal Officer and
Hartford, CT 06102                                             Secretary of certain funds within the Phoenix Fund Complex (May
DOB: 8/30/54                                                   2005-present). Compliance Officer of Investments and Counsel,
                                                               Travelers Life & Annuity Company (January 2005-May 2005). Assistant
                                                               General Counsel, The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX ADVISER TRUST

101 Munson Street
Greenfield, MA 01301

TRUSTEES                                                                      INVESTMENT ADVISER
E. Virgil Conway                                                              Phoenix Investment Counsel, Inc.
Harry Dalzell-Payne                                                           56 Prospect Street
S. Leland Dill                                                                Hartford, CT 06115-0480
Daniel T. Geraci
Francis E. Jeffries                                                           PRINCIPAL UNDERWRITER
Leroy Keith, Jr.                                                              Phoenix Equity Planning Corporation
Marilyn E. LaMarche                                                           One American Row
Philip R. McLoughlin, Chairman                                                Hartford, CT 06103-2899
Geraldine M. McNamara
Everett L. Morris                                                             TRANSFER AGENT
James M. Oates                                                                Phoenix Equity Planning Corporation
Donald B. Romans                                                              One American Row
Richard E. Segerson                                                           Hartford, CT 06103-2899
Ferdinand L. J. Verdonck
                                                                              CUSTODIAN
                                                                              State Street Bank and Trust Company
OFFICERS                                                                      P.O. Box 5501
Daniel T. Geraci, President                                                   Boston, MA 02206-5501
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President                                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Marc Baltuch, Vice President and Chief Compliance Officer                     PricewaterhouseCoopers LLP
Nancy G. Curtiss, Chief Financial Officer and Treasurer                       125 High Street
Kevin J. Carr, Vice President, Counsel, Secretary  and Chief Legal Officer    Boston, MA 02110



--------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund
companies to send a single copy of these reports to shareholders who          HOW TO CONTACT US
share the same mailing address. If you would like additional copies,          Mutual Fund Services                  1-800-243-1574
please call Mutual Fund Services at 1-800-243-1574.                           Advisor Consulting Group              1-800-243-4361
--------------------------------------------------------------------------    Telephone Orders                      1-800-367-5877
                                                                              Text Telephone                        1-800-243-1926
                                                                              Web site                            PHOENIXFUNDS.COM

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--------------------------------------------------------------------------------
                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------

[LOGO] PHOENIXFUNDS(SM)

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP4297                                                                     4-06
BPD28525





ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

    (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a)(1)  The   Registrant's   Board  of  Trustees  has  determined  that  the
            Registrant has two "audit committee financial experts" serving on its Audit Committee.

    (a)(2) Mr. E. Virgil Conway and Mr. Everett L. Morris have been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts." Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

    (a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services
            rendered  by  the  principal   accountant   for  the  audit  of  the
            registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $34,200 for 2006 and $36,923 for 2005.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2006 and $0 for 2005. Services related to these fees are for the review of the semi annual report.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,700 for 2006 and $9,173 for 2005.

            "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
            (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

    (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Adviser Trust (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

            The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

    (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) 100% for 2006 and not applicable for 2005

               (c) 100% for 2006 and 100% for 2005

               (d) Not applicable for 2006 and not applicable for 2005

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $798,509 for 2006 and $126,825 for 2005.

    (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)  Not applicable.

    (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Adviser Trust
               -----------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date           May 4, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.